Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Revenue
Total revenue	$ 17,757,283	$ 9,378,673	$ 4,239,604
Cost of finished cannabis inventory sold (Note 6)	(9,227,439)	(3,997,617)	(2,155,507)
Cost of service revenues		(154,353)	(271,167)
Gross profit, excluding fair value items	8,529,844	5,226,703	1,812,930
Realized fair value amounts in inventory sold	(3,685,338)	(950,461)	(1,482,725)
Unrealized fair value gain loss on growth of biological assets (Note 5)	3,278,572	1,824,226	1,515,492
Gross profit	8,123,078	6,100,468	1,845,697
Expenses
Accretion expense	491,781	949,811	609,357
Amortization of intangible assets		4,997	26,600
Amortization of property & equipment (Note 12)	750,916	180,015	250,836
General and administrative (Note 22)	5,852,236	3,983,250	2,196,421
Share-based compensation	70,996	280,819	337,162
Total expenses	7,165,929	5,398,892	3,420,376
Gain (loss) from operations	957,149	701,576	(1,574,679)
Other income and (expense)
Interest expense	(402,239)	(197,632)	(249,296)
Other income (expense)	(3,432)	(17,072)	14,750
Gain on disposal of subsidiary			1,574
Loss on debt restructure			(765,707)
Gain on derecognition of derivative liability			244,572
Gain (loss) on debt settlement	453,858	141,180	23,939
Loss on settlement of non-controlling interest		(189,816)
Unrealized loss on marketable securities	(333,777)	(35,902)	(263,483)
Unrealized gain (loss) on derivative liability (Note 15)		(1,258,996)	221,820
Loss on disposal of property and equipment	(6,250)	(7,542)	(9,978)
Income (loss) from operations before taxes	665,309	(864,204)	(2,356,488)
Income tax (Note 23)	(245,358)	(150,543)
Net income (loss)	419,951	(1,014,747)	(2,356,488)
Other comprehensive income (items that may be subsequently reclassified to profit & loss):
Currency translation	(19,235)	(78,181)	(134,117)
Total comprehensive income (loss)	$ 400,716	$ (1,092,928)	$ (2,490,605)
Loss per share attributable to shareholders – basic & diluted	$ 0.00	$ (0.02)	$ (0.03)
Weighted average shares outstanding – basic & diluted	169,193,812	135,231,802	90,596,827
Net income (loss) for the year attributable to:
Non-controlling interest	$ (27,507)	$ 1,395,558	$ (75,049)
Shareholders	447,458	(2,410,305)	(2,281,439)
Comprehensive income (loss) for the year attributable to:
Shareholders	428,223	(2,488,486)	(2,415,556)
Products [Member]
Revenue
Total revenue	17,757,283	9,034,618	3,846,223
Services [Member]
Revenue
Total revenue		$ 344,055	$ 393,381